Balance Sheets - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash	$ 7,838	$ 19,486
Total current assets	7,838	19,486
Total assets	7,838	19,486
Current liabilities:
Accounts payable and accrued expenses	70,315	78,174
Total current liabilities	70,315	78,174
Total liabilities	70,315	78,174
Stockholders’ deficit:
Preferred stock; $0.001 par value; 50,000,000 and 0 shares authorized; and 0 shares issued and outstanding as of March 31, 2020 and 2019, respectively
Common stock; $0.001 par value; 250,000,000 shares authorized; 22,809,666 shares and 22,688,416 shares issued and outstanding as of March 31, 2020 and 2019, respectively	22,810	22,688
Additional paid-in capital	1,534,757	1,413,629
Accumulated deficit	(1,620,044)	(1,495,005)
Total stockholders’ deficit	(62,477)	(58,688)
Total liabilities and stockholders’ deficit	$ 7,838	$ 19,486